Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 457,667,000	$ 405,642,000	$ 938,880,000	$ 799,664,000
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Operating Leases, Income Statement, Lease Revenue	354,410,000	302,010,000	737,553,000	596,565,000
Sales-type Lease, Interest Income, Lease Receivable	12,969,000	9,954,000	25,763,000	19,914,000
Operating Lease, Variable Lease Income	13,307,000	10,169,000	25,314,000	18,677,000
Variable Lease, Payment	16,320,000	27,426,000	27,144,000	51,708,000
Revenues	397,006,000	349,559,000	815,774,000	686,864,000
Time charters
Disaggregation of Revenue [Line Items]
Revenues	143,100,000	124,706,000	286,316,000	250,788,000
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	195,663,000	156,814,000	421,240,000	300,830,000
Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	6,129,000	5,734,000	12,191,000	11,111,000
FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	57,828,000	66,429,000	107,266,000	132,399,000
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	54,947,000	51,959,000	111,867,000	104,536,000
Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	60,661,000	56,083,000	123,106,000	112,800,000
Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	105,817,000	112,612,000	205,914,000	230,526,000
Operating Segments | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	153,060,000	122,315,000	302,804,000	237,621,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	150,691,000	112,172,000	297,673,000	217,221,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	133,684,000	96,857,000	264,459,000	190,316,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	8,858,000	6,767,000	18,018,000	10,390,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	6,129,000	5,734,000	12,191,000	11,111,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	2,020,000	2,814,000	3,005,000	5,404,000
Operating Segments | Teekay LNG | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	2,369,000	10,143,000	5,131,000	20,400,000
Operating Segments | Teekay LNG | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	2,369,000	4,316,000	5,131,000	9,714,000
Operating Segments | Teekay LNG | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	5,719,000	0	10,470,000
Operating Segments | Teekay LNG | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	108,000	0	216,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	202,277,000	171,659,000	434,778,000	340,124,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	1,456,000	17,384,000	4,866,000	39,494,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	186,805,000	144,328,000	403,222,000	279,970,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	14,016,000	9,947,000	26,690,000	20,660,000
Operating Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	47,989,000
Operating Segments | Teekay Parent | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues	57,828,000	66,429,000	107,266,000	132,399,000
Operating Segments | Teekay Parent | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	57,828,000	66,429,000	107,266,000	132,399,000
Operating Segments | Teekay Parent | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Teekay Parent | Time charters
Disaggregation of Revenue [Line Items]
Revenues	8,078,000
Operating Segments | Teekay Parent | Teekay Parent | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	39,911,000
Operating Segments | Teekay Parent | Other
Disaggregation of Revenue [Line Items]
Revenues		46,183,000	98,648,000	98,127,000
Operating Segments | Teekay Parent | Other | Time charters
Disaggregation of Revenue [Line Items]
Revenues		7,588,000	14,347,000	20,682,000
Operating Segments | Teekay Parent | Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		0	0	0
Operating Segments | Teekay Parent | Other | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0	0	0
Operating Segments | Teekay Parent | Other | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues		0	0	0
Operating Segments | Teekay Parent | Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		38,595,000	84,301,000	77,445,000
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues	(3,487,000)	(944,000)	(4,616,000)	(8,607,000)
Intersegment Eliminations | Time charters
Disaggregation of Revenue [Line Items]
Revenues	(2,487,000)	(1,439,000)	(2,487,000)	(9,418,000)
Intersegment Eliminations | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	(1,000,000)	495,000	(2,129,000)	811,000
Intersegment Eliminations | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	2,487,000	1,439,000	2,487,000	9,418,000
Intersegment Eliminations | Teekay Tankers [Member] | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	(1,000,000)	0	(2,129,000)	0
Non-lease [Member] | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	54,947,000	51,959,000	111,867,000	104,536,000
Non-lease [Member] | Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 5,714,000	$ 4,124,000	$ 11,239,000	$ 8,264,000